Item 1. Report to Shareholders

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certifed Financials

T. ROWE PRICE DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                      6 Months      Year
                         Ended     Ended
                       6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
--------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period    $16.76    $20.79    $21.88    $20.21    $22.01    $20.13

Investment activities
  Net investment
  income (loss)          0.10      0.20      0.27      0.30      0.45      0.46

  Net realized
  and unrealized
  gain (loss)            1.59     (4.03)    (1.08)     1.71     (1.08)     2.51

  Total from
  investment
  activities             1.69     (3.83)    (0.81)     2.01     (0.63)     2.97

Distributions
  Net investment
  income                (0.10)    (0.20)    (0.28)    (0.29)    (0.45)    (0.46)

  Net realized gain          -         -         -    (0.05)    (0.72)    (0.63)

  Total distributions   (0.10)    (0.20)    (0.28)    (0.34)    (1.17)    (1.09)

NET ASSET VALUE
End of period          $18.35    $16.76    $20.79    $21.88    $20.21    $22.01
                       ------    ------    ------    ------    ------    ------

Ratios/Supplemental Data

Total return^          10.11%   (18.47)%   (3.64)%    10.06%   (2.82)%    15.04%

Ratio of total
expenses to
average net assets      0.86%+     0.83%     0.82%     0.81%     0.77%     0.77%

Ratio of net
investment
income (loss)
to average
net assets              1.16%+     1.08%     1.31%     1.43%     2.01%     2.26%

Portfolio
turnover rate           19.0%+     20.4%     34.9%     35.7%     37.8%     37.3%

Net assets,
end of period
(in millions         $   599     $  531    $  692    $  751  $  1,028    $1,338

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

STATEMENT OF NET ASSETS                                 Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
COMMON STOCKS  95.6%

CONSUMER DISCRETIONARY  13.5%

HOTELS, RESTAURANTS & LEISURE  1.5%

Carnival                                                   135,000      $  4,389

Starwood Hotels & Resorts Worldwide, REIT                  160,000         4,574

                                                                           8,963

LEISURE EQUIPMENT & PRODUCTS  1.0%

Hasbro                                                     250,000         4,372

Mattel                                                      80,000         1,514

                                                                           5,886

MEDIA  5.7%

AOL Time Warner *                                          280,000         4,505

Disney                                                     350,000         6,913

McGraw-Hill                                                 95,000         5,890

Meredith                                                    85,000         3,740

Omnicom                                                     90,000         6,453

Viacom, Class B *                                          150,000         6,549

                                                                          34,050

MULTILINE RETAIL  3.3%

Family Dollar Stores                                       200,000         7,630

Nordstrom                                                  150,000         2,928

Target                                                     250,000         9,460

                                                                          20,018

SPECIALTY RETAIL  2.0%

Home Depot                                                 225,000         7,452

Ross Stores                                                100,000         4,274

                                                                          11,726


Total Consumer Discretionary                                              80,643

CONSUMER STAPLES  8.1%

BEVERAGES  1.1%

PepsiCo                                                    140,000         6,230

                                                                           6,230

FOOD & STAPLES RETAILING  1.6%

Sysco                                                      145,000      $  4,356

Walgreen                                                   180,000         5,418

                                                                           9,774

FOOD PRODUCTS  2.4%

General Mills                                              150,000         7,112

McCormick                                                  180,000         4,896

Unilever (GBP)                                             275,000         2,193

                                                                          14,201

HOUSEHOLD PRODUCTS  0.8%

Colgate-Palmolive                                           50,000         2,897

Kimberly-Clark                                              40,000         2,086

                                                                           4,983

PERSONAL PRODUCTS  0.9%

Estee Lauder, Class A                                      150,000         5,029

                                                                           5,029

TOBACCO  1.3%

Altria Group                                               175,000         7,952

                                                                           7,952


Total Consumer Staples                                                    48,169

ENERGY  6.7%

ENERGY EQUIPMENT & SERVICES  1.6%

Baker Hughes                                               165,000         5,539

Diamond Offshore Drilling                                  200,000         4,198

                                                                           9,737

OIL & GAS  5.1%

Amerada Hess                                                60,000         2,951

BP ADR                                                     135,000         5,672

ChevronTexaco                                               80,000         5,776

Exxon Mobil                                                325,000        11,671

TotalFinaElf ADR                                            60,000         4,548

                                                                          30,618


Total Energy                                                              40,355

FINANCIALS  25.3%

CAPITAL MARKETS  6.0%

Bank of New York                                           100,000      $  2,875

Mellon Financial                                           275,000         7,631

Morgan Stanley                                             100,000         4,275

Northern Trust                                             115,000         4,806

State Street                                               160,000         6,304

Waddell & Reed Financial, Class A                          380,000         9,755

                                                                          35,646

COMMERCIAL BANKS  2.9%

Fifth Third Bancorp                                         30,000         1,720

U.S. Bancorp                                               375,000         9,188

Wells Fargo                                                125,000         6,300

                                                                          17,208

CONSUMER FINANCE  0.8%

American Express                                           120,000         5,017

                                                                           5,017

DIVERSIFIED FINANCIAL SERVICES  3.3%

Citigroup                                                  390,000        16,692

Principal Financial Group                                   85,000         2,741

                                                                          19,433

INSURANCE  6.4%

AMBAC                                                       50,000         3,313

American International Group                               115,000         6,346

Hartford Financial Services Group                           65,000         3,273

Marsh & McLennan                                           130,000         6,639

Prudential Financial                                        50,000         1,683

St. Paul Companies                                         130,000         4,746

Travelers Property Casualty, Class A                       265,000         4,213

XL Capital, Class A                                        100,000         8,300

                                                                          38,513

REAL ESTATE  3.8%

Archstone-Smith Trust, REIT                                200,000         4,800

Cousins Properties, REIT                                   210,000         5,859

Duke Realty, REIT                                          175,000         4,821

Vornado Realty Trust, REIT                                 165,000         7,194

                                                                          22,674

THRIFTS & MORTGAGE FINANCE  2.1%

Fannie Mae                                                  90,000      $  6,070

Freddie Mac                                                130,000         6,600

                                                                          12,670


Total Financials                                                         151,161

HEALTH CARE  11.2%

HEALTH CARE EQUIPMENT & SUPPLIES  0.9%

Dentsply International                                     130,000         5,317

                                                                           5,317

HEALTH CARE PROVIDERS & SERVICES  0.9%

CIGNA                                                       30,000         1,408

HCA                                                        130,000         4,165

                                                                           5,573

PHARMACEUTICALS  9.4%

Abbott Laboratories                                        175,000         7,658

Bristol-Myers Squibb                                       150,000         4,073

Eli Lilly                                                   60,000         4,138

Johnson & Johnson                                           95,000         4,911

Pfizer                                                     660,000        22,539

Schering-Plough                                            150,000         2,790

Wyeth                                                      225,000        10,249

                                                                          56,358


Total Health Care                                                         67,248

INDUSTRIALS & BUSINESS SERVICES  11.2%

AEROSPACE & DEFENSE  2.0%

General Dynamics                                            55,000         3,987

Honeywell International                                    135,000         3,625

Rockwell Collins                                           160,000         3,941

                                                                          11,553

AIR FREIGHT & LOGISTICS  1.2%

C.H. Robinson Worldwide                                     40,000         1,422

Expeditors International of Washington                      60,000         2,079

UPS, Class B                                                60,000         3,822

                                                                           7,323

BUILDING PRODUCTS  1.2%

Masco                                                      295,000      $  7,036

                                                                           7,036

COMMERCIAL SERVICES & SUPPLIES  0.7%

Waste Management                                           180,000         4,336

                                                                           4,336

INDUSTRIAL CONGLOMERATES  2.9%

GE                                                         295,000         8,461

Roper Industries                                           125,000         4,650

Tyco International                                         225,000         4,270

                                                                          17,381

MACHINERY  2.1%

Danaher                                                     60,000         4,083

Nordson                                                    170,000         4,055

Pall                                                       200,000         4,500

                                                                          12,638

ROAD & RAIL  1.1%

Union Pacific                                              115,000         6,672

                                                                           6,672


Total Industrials & Business Services                                     66,939


INFORMATION TECHNOLOGY  11.1%

COMMUNICATIONS EQUIPMENT  1.0%

Cisco Systems *                                            185,000         3,088

Nokia                                                      165,000         2,711

                                                                           5,799

COMPUTER & PERIPHERALS  1.7%

Dell Computer *                                            125,000         3,995

Diebold                                                     80,000         3,460

Hewlett-Packard                                            125,000         2,662

                                                                          10,117

ELECTRONIC EQUIPMENT & INSTRUMENTS  1.2%

Jabil Circuit *                                             95,000         2,100

Molex, Class A                                             220,000         5,099

                                                                           7,199

IT SERVICES  3.5%

Automatic Data Processing                                  100,000      $  3,386

Certegy *                                                  150,000         4,162

First Data                                                 250,000        10,360

Paychex                                                    100,000         2,931

                                                                          20,839

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT  1.5%

Applied Materials *                                        175,000         2,776

Linear Technology                                          115,000         3,704

Texas Instruments                                          160,000         2,816

                                                                           9,296

SOFTWARE  2.2%

Adobe Systems                                               75,000         2,405

Jack Henry & Associates                                    150,000         2,669

Microsoft                                                  325,000         8,323

                                                                          13,397

Total Information Technology                                              66,647

MATERIALS  1.5%

CHEMICALS  1.5%

Dow Chemical                                               110,000         3,406

Ecolab                                                      70,000         1,792

Potash Corp./Saskatchewan                                   55,000         3,520


Total Materials                                                            8,718

TELECOMMUNICATION SERVICES  4.8%

DIVERSIFIED TELECOMMUNICATION SERVICES  3.2%

Alltel                                                     100,000         4,822

SBC Communications                                         205,000         5,238

Verizon Communications                                     225,000         8,876

                                                                          18,936

WIRELESS TELECOMMUNICATION SERVICES  1.6%

Vodafone                                                   500,000         9,825

                                                                           9,825

Total Telecommunication Services                                          28,761

UTILITIES  1.2%
ELECTRIC UTILITIES  0.5%

Pinnacle West Capital                                       90,000      $  3,371

                                                                           3,371

GAS UTILITIES  0.7%

NiSource                                                   210,000         3,990

                                                                           3,990

Total Utilities                                                            7,361

Total Miscellaneous Common Stocks 1.0%                                     6,183

Total Common Stocks (Cost  $490,704)                                     572,185

CONVERTIBLE BONDS  0.9%

Loews, 3.125%, 9/15/07                                   5,700,000         5,386

Total Convertible Bonds (Cost  $5,212)                                     5,386

SHORT-TERM INVESTMENTS  3.6%

MONEY MARKET FUND  3.6%

T. Rowe Price Reserve Investment Fund, 1.16% #          21,493,567        21,494

Total Short-Term Investments (Cost  $21,494)                              21,494

Total Investments in Securities

100.1% of Net Assets (Cost $517,410)                                   $599,065

Other Assets Less Liabilities                                              (362)

NET ASSETS                                                             $598,703
                                                                       --------
Net Assets Consist of:
Undistributed net investment income (loss)                             $     80

Undistributed net realized gain (loss)                                  (22,756)

Net unrealized gain (loss)                                               81,655

Paid-in-capital applicable to 32,633,579
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                            539,724

NET ASSETS                                                             $598,703
                                                                       --------

NET ASSET VALUE PER SHARE                                              $  18.35
                                                                       --------

     #  Seven-day yield
     *  Non-income producing
   ADR  American Depository Receipts
   GBP  British pound
  REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/03

Investment Income (Loss)

Income

  Dividend                                                              $ 5,184

  Interest                                                                  141

  Income distributions from mutual funds                                    121

  Securities lending                                                          4

  Total income                                                            5,450

Expenses

  Investment management                                                   1,404

  Shareholder servicing                                                     802

  Custody and accounting                                                     58

  Prospectus and shareholder reports                                         47

  Registration                                                                8

  Legal and audit                                                             8

  Directors                                                                   4

  Total expenses                                                          2,331

  Expenses paid indirectly                                                  (10)

  Net expenses                                                            2,321

Net investment income (loss)                                              3,129

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (4,753)

  Foreign currency transactions                                              (2)

  Net realized gain (loss)                                               (4,755)

Change in net unrealized gain (loss) on securities                       55,496

Net realized and unrealized gain (loss)                                  50,741

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                  $53,870
                                                                        -------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                          6 Months          Year
                                                             Ended         Ended
                                                           6/30/03      12/31/02
Increase (Decrease) in Net Assets
Operations

    Net investment income (loss)                          $ 3,129     $   6,566

    Net realized gain (loss)                               (4,755)      (15,718)

    Change in net unrealized gain (loss)                   55,496      (117,559)

    Increase (decrease) in net
    assets from operations                                 53,870      (126,711)

  Distributions to shareholders

    Net investment income                                  (3,224)       (6,451)

  Capital share transactions *

    Shares sold                                            52,503        83,037

    Distributions reinvested                                2,987         5,960

    Shares redeemed                                       (38,697)     (116,691)

    Increase (decrease) in
    net assets from capital
    share transactions                                     16,793       (27,694)

  Net Assets

  Increase (decrease) during period                        67,439      (160,856)

  Beginning of period                                     531,264       692,120

  End of period                                          $598,703     $ 531,264
                                                         ----------------------
*Share information

    Shares sold                                             3,068         4,385

    Distributions reinvested                                  170           337

    Shares redeemed                                        (2,305)       (6,306)

   Increase (decrease) in shares outstanding                 933        (1,584)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Dividend Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 30, 1992. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $10,000 and $0, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, there were no securities on loan.

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $62,334,000 and $50,004,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $2,951,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $15,050,000 of unused capital loss carryforwards, of which $2,127,000 expire in 2008 and $12,923,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $517,410,000. Net unrealized gain aggregated $81,655,000 at period-end, of which $116,872,000 related to appreciated investments and $35,217,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $258,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $638,000 for the six months ended June 30, 2003, of which $123,000 was payable at period-end.


     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $121,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003